Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Parties [Abstract]
RELATED PARTIES

NOTE 17. RELATED PARTIES

As of June 30, 2025, 1,000,000 shares of Series A Preferred Stock and 18,877,500 shares of common stock were held by Mariposa Acquisition IX, LLC (the “Founder Entity”). Sir Martin E. Franklin, Co-Chairman, is a beneficial owner and the manager of the Founder Entity and, as such, controls all the Founder Entity’s interests in the Company. Each of Robert A.E. Franklin, the Company’s Co-Chairman and James E. Lillie, a Director of the Company, hold or control a limited liability company interest in the Founder Entity and, as a result, may also be deemed to have a pecuniary interest in it. No dividends on the Series A Preferred Stock have been declared during the six months ended June 30, 2025.

During the three and six months ended June 30, 2025, the Company incurred advisory fees of $0.5 million and $1.0 million, respectively, that were paid to Mariposa Capital, LLC, an affiliate of the Company’s Co-Chairmen.

During the Predecessor period ended June 30, 2024, the Company was party to an agreement with American Securities, LLC, a related party at that time. The Company expensed $0.9 million and $1.7 million included in “Selling, general and administrative expenses” in relation to this agreement for the three and six months ended June 30, 2024, respectively. This agreement terminated at the closing of the Acuren Acquisition.

Note 20. Related Parties

On July 30, 2024, the Company entered into a Consulting Services Agreement with Mariposa Capital, LLC, an affiliate of Sir Martin E Franklin. Under this agreement, Mariposa Capital, LLC agreed to provide certain services, including corporate development and consulting services, consulting services with respect to mergers and acquisitions, investor relations services, strategic planning consulting services, capital expenditure allocation consulting services, strategic treasury consulting services and such other services relating to the Company as may from time to time be mutually agreed. In connection with these services, Mariposa Capital, LLC is entitled to receive an annual fee equal to $2.0 million, payable in quarterly installments. The initial term of this agreement will terminate on July 30, 2025 and will be automatically renewed for successive one-year terms unless either party notifies the other party in writing of its intention not to renew this agreement no later than 90 days prior to the expiration of the term. This agreement may only be terminated by the Company upon a vote of a majority of the directors. In the event that this agreement is terminated by the Company, the effective date of the termination will be six months following the expiration of the initial term or a renewal term, as the case may be.

During the Predecessor period ended July 29, 2024 and the Predecessor years ended December 31, 2023 and 2022, the Company was party to an agreement with American Securities, LLC, a related party, for management consulting services including acquisition planning and evaluation, strategic planning, and project management. The Company expensed $2.5 million, $3.4 million, and $3.2 million, respectively, included in “Selling, general, and administrative expenses” in relation to this agreement. This agreement terminated along with the Acuren Acquisition.

As of December 31, 2024, 1,000,000 Series A Preferred Stock and 18,877,500 Common Shares were held by the Founder Entity. Sir Martin E. Franklin, a Founder and Director, is a beneficial owner and the manager of the Founder Entity and, as such, may be considered to have beneficial ownership of all the Founder Entity’s interests in the Company. RAEF Family Trust, of which Robert A.E. Franklin is a grantor, holds a limited liability company interest in Mariposa Acquisition IX, LLC and, as a result, may be deemed to have a pecuniary interest in approximately 997,150 Common Shares and approximately 185,000 Common Shares issuable upon conversion of Series A Preferred Stock held by Mariposa Acquisition IX, LLC. James E. Lillie holds a limited liability company interest in Mariposa Acquisition IX, LLC and, as a result, may be deemed to have a pecuniary interest in approximately 1,746,169 Common Shares and approximately 92,500 Common Shares issuable upon conversion of Series A Preferred Stock held by Mariposa Acquisition IX, LLC.